Net Income (Expense) From Financial Operations (Tables)	12 Months Ended
Dec. 31, 2019
Net Income (Expense) from Financial Operations [Abstract]
Schedule of income (expense) from financial operations

In accordance with the IFRS 9 and IFRS 7 disclosure, the detail of income (expense) from financial operations is as follows:

	For the years ended December 31,
	2019	2018
	MCh$	MCh$

Net gains on trading derivatives	(162,183)	38,217
Net gains on financial assets at fair value through profit or loss	11,878	9,393
Net gains on derecognition of financial assets measured at amortised cost	63,672	8,479
Sale of loans and accounts receivables from customers
Current portfolio	63	(309)
Charged-off portfolio	3,248	709
Repurchase of issued bonds (*)	3,265	(840)
Other income (expense) from financial operations	1,892	(2,475)
Total income (expense)	(78,165)	53,174

(*) The Bank repurchased its own bonds, see Note 3 for details.

The disclosure for the year December 31, 2017, the detail of income (expense) from financial operations is as follows:

For the years ended December 31,
2017
MCh$

Income (expense) from financial operations
Trading derivatives	(18,974)
Trading investments	10,008
Sale of loans and accounts receivables from customers
Current portfolio	3,020
Charged-off portfolio	3,020
Available for sale investments	8,956
Repurchase of issued bonds	(742)
Other income (expense) from financial operations	(2,492)
Total income (expense)	2,796